LEASES (Tables)	6 Months Ended
Jun. 30, 2023
LEASES
Schedule of right of use assets

The balances rolled forward are set out below:

		Machinery and		Ships and
	Lands	equipment	Buildings	boats	Vehicles	Total
Balance as at December 31, 2021	2,868,411	86,464	88,410	1,748,008	2,730	4,794,023
Additions/updates	849,996	66,821	61,647		4,216	982,680
Depreciation (1)	(360,225)	(40,732)	(64,301)	(124,890)	(2,303)	(592,451)
Write-offs (2)	(75,026)					(75,026)
Balance as at December 31, 2022	3,283,156	112,553	85,756	1,623,118	4,643	5,109,226
Additions/updates	290,722	85,493	78,547		490	455,252
Depreciation (1)	(188,802)	(51,778)	(29,419)	(62,445)	(1,191)	(333,635)
Write-offs (2)	(54)					(54)
Balance as at June 30, 2023	3,385,022	146,268	134,884	1,560,673	3,942	5,230,789

1)	The amount of depreciation related to land is substantially reclassified to biological assets to make up the formation costs.
2)	Write-off due to cancellation of contracts.

Schedule of present value of lease liabilities

The balance of lease payables on June 30, 2023, measured at present value and discounted at the respective discount rates are set forth below:

	Average rate -		Present value of
Nature of agreement	% p.a. (1)	Maturity (2)	liabilities
Lands and farms	12.52	April/2050	3,673,964
Machinery and equipment	11.43	April/2035	217,381
Buildings	10.84	September/2031	122,556
Ships and boats	11.39	February/2039	2,178,580
Vehicles	10.83	July/2026	3,503
			6,195,984

1)	To determine the discount rates, quotes were obtained from financial institutions for agreements with characteristics and average terms similar to the lease agreements.
2)	Refers to the original maturities of the agreements and, therefore, does not consider eventual renewal clauses.

Summary of changes in lease liabilities

The balances rolled forward are set out below:

	June 30,	December 31,
	2023	2022
Opening balance	6,182,530	5,893,194
Additions	455,252	982,680
Write-offs (2)	(54)	(75,026)
Payments	(577,132)	(1,044,119)
Accrual of financial charges (1)	327,374	612,042
Exchange rate variations	(191,986)	(186,241)
Closing balance	6,195,984	6,182,530

Current	710,906	672,174
Non-current	5,485,078	5,510,356

1)	On June 30, 2023, the amount of R$104,137 related to interest expenses on leased lands was capitalized to biological assets to represent the formation cost (R$178,429 as of December 31, 2022).
2)	Write-off due to cancellation of contracts.

Schedule of expenses recognised in profit or loss	The amounts recognized are set out below:

	June 30,	June 30,
	2023	2022
Expenses relating to short-term assets	5,559	1,038
Expenses relating to low-value assets	946	571
	6,505	1,609